CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating revenues
Total operating revenues	$ 299,652	$ 346,650	$ 433,102
Operating expenses
Vessel operating expenses	(60,958)	(65,247)	(68,278)
Voyage and commission expenses	(7,648)	(11,222)	(9,694)
Administrative expenses	(13,412)	(14,809)	(15,210)
Depreciation and amortization	(83,239)	(98,812)	(103,810)
Total operating expenses	(165,257)	(190,090)	(196,992)
Operating income	134,395	156,560	236,110
Other non-operating income	4,795	449	922
Financial income/(expense)
Interest income	13,278	8,950	7,804
Interest expense	(79,791)	(80,650)	(75,425)
(Losses)/gains on derivative instruments	(38,796)	8,106	7,796
Other financial items, net	675	(592)	(15,363)
Net financial expenses	(104,634)	(64,186)	(75,188)
Income before tax, equity in net earnings of affiliate and non-controlling interests	34,556	92,823	161,844
Income taxes	(17,962)	(17,465)	(16,996)
Equity in net earnings of affiliate	4,540	1,190	0
Net income	21,134	76,548	144,848
Net income attributable to non-controlling interests	(3,329)	(3,358)	(15,568)
Net income attributable to Golar LNG Partners LP Owners	17,805	73,190	129,280
General Partner’s interest in net income	115	1,223	2,544
Common unitholders’ interest in net income	5,648	59,925	124,656
Preferred Units
Financial income/(expense)
Preferred unitholders’ interest in net income	12,042	12,042	2,080
Common Units
Financial income/(expense)
Common unitholders’ interest in net income	$ 5,648	$ 59,925	$ 124,656
Common Units
Earnings per unit:
Basic - Common units (in dollars per share)	$ 0.08	$ 0.86	$ 1.82
Diluted - Common units (in dollars per share)	0.08	0.86	1.80
Cash distributions declared and paid per unit in the period (in dollars per share)	$ 1.62	$ 1.96	$ 2.31
Time Charter
Operating revenues
Total operating revenues	$ 299,652	$ 346,650	$ 415,679
Related Parties
Operating revenues
Total operating revenues	$ 0	$ 0	$ 17,423